Brick Top Productions, Inc. - Consolidated Statements of Operations (USD $)	12 Months Ended
	Sep. 30, 2013 Brick Top	Dec. 31, 2012 Brick Top	Sep. 30, 2013 S & G Holdings	Dec. 31, 2012 S & G Holdings	Sep. 30, 2013 Scenario, Adjustment		Dec. 31, 2012 Scenario, Adjustment		Sep. 30, 2013 Pro forma	Dec. 31, 2012 Pro forma
Revenue			$ 992,444	$ 2,823,946					$ 992,444	$ 2,823,946
Cost of revenue			437,202	2,045,368					437,202	2,045,368
Gross margin			555,242	778,578					555,242	778,578
Operating expenses:
Compensation			410,439	706,434					410,439	706,434
Professional fees	95,250	109,982	4,700						99,950	109,982
Rent	1,702	15,356	54,310						56,012	15,356
General and administrative	12,724	16,023	86,180	64,205					98,904	80,228
Total Operating Expenses	109,676	141,361	555,629	770,639					665,305	912,000
INCOME (LOSS) FROM OPERATIONS	(109,676)	(141,361)	(387)	7,939					(110,063)	(133,422)
OTHER (INCOME) EXPENSES
Other income			(228)	(1,014)	(932,637)	[1]	(937,637)	[1]	(932,865)	(938,651)
Other expenses	1,269		2,176	1,028					3,445	1,028
Other (Income) Expense, net	1,269		1,948	14					(929,420)	(937,623)
Income (Loss) before income tax provision and non-controlling interest	(110,945)	(141,361)	(2,335)	7,925					819,357	804,201
Net Income (Loss) attributable to non-controlling interest	(68)				(584)	[2]	1,981	[2]	(652)	1,981
Net Income (Loss) attributable to Brick Top Productions, Inc. stockholders	$ (110,877)	$ (141,361)	$ (2,335)	$ 7,925					$ 818,706	$ 806,182

[1]	Adjustment to record the gain on the settlement of the royalty payable.
[2]	Adjustment to record the net income attributable to the non-controlling interest